ACCOUNTS RECEIVABLE, NET - Schedule of Allowance for Doubtful Accounts and Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for expected credit losses:
Balance at Beginning of Period	$ 5,581	$ 4,472
Charged to Expenses	1,354	2,229
Deductions Note	1,638	1,120
Balance at End of Period	$ 5,297	$ 5,581